PROPERTY, PLANT AND EQUIPMENT, Plant and Equipment (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Plant and Equipment [Abstract]
Plant and equipment	$ 3,982	$ 3,895	$ 959	$ 6,691
At Cost [Member]
Plant and Equipment [Abstract]
Plant and equipment	5,401	30,045	74,573
Accumulated Depreciation and Impairment [Member]
Plant and Equipment [Abstract]
Plant and equipment	$ (1,419)	$ (26,150)	$ (73,614)